Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expense	$ 518,668	$ 534,661
Deferred income tax benefit	(369,734)	43,642
Total income tax expense	$ 148,934	$ 578,303